Statements of Net Assets Available for Benefits - The Magna Group of Companies Retirement Savings Plans - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments
Investments, at fair value	$ 426,785	$ 793,210
Investments, at net asset value	2,361,185	1,613,979
Investments, at contract value	3,293
Total Investments	2,791,263	2,407,189
Receivables
Employer	191	94
Participants	265	104
Notes receivable from participants	64,470	62,718
Total Receivables	64,926	62,916
Net Assets Available for Benefits	$ 2,856,189	$ 2,470,105